Eaton Vance
TABS 5-to-15 Year Laddered Municipal Bond NextShares
October 31, 2022 (Unaudited)

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust II (the Trust), invests all of its investable assets in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At October 31, 2022, the value of the Fund’s investment in the Portfolio was $1,203,634 and the Fund owned 0.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.
Fund Liquidation
In November 2022, the Board of Trustees of the Trust, on behalf of the Fund, approved the liquidation of the Fund, which took place on December 23, 2022. Effective prior to the open of business on December 16, 2022, the Fund no longer accepted Creation Unit purchase orders. The last day of secondary market trading of shares for the Fund was December 16, 2022.

5-to-15 Year Laddered Municipal Bond Portfolio
October 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.5%
Michigan Finance Authority, (Trinity Health Credit Group), 3.00%, 10/1/36	$1,500	$ 1,257,645
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	500	407,170
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	1,175	1,152,499
		$ 2,817,314
Education — 4.9%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 2.418%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,604,140
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	523,604
Miami University, OH, 5.00%, 9/1/32	735	796,137
New York Dormitory Authority, (Rochester Institute of Technology):
5.00%, 7/1/36	395	410,369
5.00%, 7/1/37	840	869,459
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/32	1,500	1,614,870
Ohio Higher Educational Facility Commission, (Kenyon College):
5.00%, 7/1/35(2)	1,840	1,860,038
5.00%, 7/1/36(2)	1,600	1,613,840
5.00%, 7/1/37(2)	2,000	2,009,980
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 9/1/34	350	336,189
Poway Unified School District, Community Facilities District No. 6, CA, 0.00%, 8/1/35	1,000	562,480
Saginaw Valley State University, MI:
5.00%, 7/1/27	400	421,232
5.00%, 7/1/28	1,000	1,050,610
Texas A&M University, 4.00%, 5/15/34	1,000	990,460
University of California:
5.00%, 5/15/32(2)	2,500	2,743,525
5.00%, 5/15/33(2)	1,780	1,958,801
University of Houston, TX, 5.00%, 2/15/36	5,000	5,344,100
University of Mississippi Educational Building Corp.:
4.00%, 10/1/37	375	350,738
4.00%, 10/1/38	1,590	1,473,723
Virginia Public School Authority, (Prince William County), 3.00%, 10/1/37	1,690	1,376,447
		$ 28,910,742
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 3.1%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 4.00%, 2/15/35	$5,690	$ 5,200,660
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	1,000	1,034,810
Clark County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 1/1/36	505	532,800
Florida Municipal Power Agency, 3.00%, 10/1/33	2,000	1,709,360
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	259,845
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/33	2,100	2,243,556
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	769,626
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	770	756,017
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	522,935
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.70% to 10/1/30 (Put Date), 10/1/46	2,730	2,609,470
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/30	1,500	1,539,225
5.00%, 10/1/31	1,000	1,025,770
5.00%, 10/1/33	300	307,395
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	256,033
		$ 18,767,502
Escrowed/Prerefunded — 0.2%
Addison, TX, Prerefunded to 2/15/23, 5.00%, 2/15/26	$270	$ 271,431
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	150	155,988
Kentucky Turnpike Authority, Prerefunded to 7/1/23, 5.00%, 7/1/33	300	303,621
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/30	250	261,125
		$ 992,165
General Obligations — 29.0%
Anne Arundel County, MD, 5.00%, 4/1/33	$700	$ 774,529
Auburn, AL, 5.00%, 8/1/37	1,915	2,040,107
Barbers Hill Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/37	2,970	3,182,503
Belding Area Schools, MI, 5.00%, 5/1/30	225	236,160
Bethel Park School District, PA, 4.00%, 8/1/35	650	611,240
Beverly Hills Unified School District, CA, (Election of 2008), 4.00%, 8/1/38	3,500	3,377,045
Birmingham, AL, 5.00%, 12/1/27	2,460	2,641,130

5-to-15 Year Laddered Municipal Bond Portfolio
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Blanco Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	$900	$ 965,385
Brookline, MA, 5.00%, 3/15/31	3,100	3,388,083
Burlington, VT:
5.00%, 11/1/27	175	186,881
5.00%, 11/1/29	75	81,711
5.00%, 11/1/30	300	326,952
California:
4.00%, 10/1/37	1,225	1,190,724
4.55%, 12/1/37	1,000	1,019,630
5.00%, 9/1/35	6,500	7,119,060
Cape May County, NJ, 3.00%, 10/1/31	1,000	910,100
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	875	548,721
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/32	1,100	1,049,257
4.00%, 9/1/33	1,000	941,200
4.00%, 9/1/34	1,000	937,250
Channelview Independent School District, TX, (PSF Guaranteed), 2.375%, 8/15/35	500	384,175
Cheltenham School District, PA, 4.00%, 2/15/35	1,005	976,227
Colonial School District, PA, 5.00%, 2/15/33	50	51,973
Connecticut:
4.00%, 6/1/32	325	324,766
4.00%, 1/15/34	3,000	2,944,290
4.00%, 1/15/35	3,000	2,875,320
Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/33	100	101,061
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	668,613
Coopersville Area Public Schools, MI, 4.00%, 5/1/35	430	403,731
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	2,235	2,422,695
Danville, VA, 4.00%, 9/1/33	3,490	3,522,352
Delaware, 5.00%, 2/1/29	1,000	1,082,180
Dublin City School District, OH, 5.00%, 12/1/29	500	543,640
Easton Area School District, PA, 5.00%, 2/1/31	1,400	1,509,032
Florida, (Department of Transportation), 2.00%, 7/1/33	1,595	1,200,046
Forney Independent School District, TX, 0.00%, 8/15/37	275	131,423
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	400	334,840
3.00%, 8/15/36	500	411,745
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	404,604
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Georgia:
5.00%, 7/1/30	$5,000	$ 5,566,100
5.00%, 2/1/32	1,000	1,062,100
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	895,007
Hawaii, 4.00%, 1/1/37	1,000	974,680
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,051,830
Highland Park, IL, 4.00%, 12/30/29	830	852,236
Hitchcock Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/37	750	795,000
Homewood, AL, 5.00%, 9/1/29	2,000	2,110,860
Honolulu City and County, HI, 3.00%, 9/1/31	110	101,861
Illinois:
5.00%, 3/1/29	2,250	2,253,712
5.00%, 3/1/29	2,000	2,003,300
Irving, TX:
4.00%, 9/15/36	2,025	1,977,190
4.00%, 9/15/37	4,030	3,891,005
4.00%, 9/15/37	1,135	1,095,854
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,010,430
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,496,582
Kansas City, MO:
3.00%, 2/1/35	950	832,247
4.00%, 2/1/37	2,600	2,462,616
Kennewick School District No. 17, WA, 4.00%, 12/1/33	655	659,677
Lakeland, FL, 5.00%, 10/1/30	1,000	1,030,820
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	2,000	1,977,880
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,619,584
Lone Star College System, TX, 3.00%, 2/15/36	1,695	1,388,629
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,701,796
Los Angeles Unified School District, CA, 4.00%, 7/1/36	3,000	2,923,980
Massachusetts, 4.00%, 3/1/32	630	631,165
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	206,704
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	425	417,244
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	360	362,077
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	146,344
Nevada, 2.125%, 5/1/38	2,000	1,347,720
New Braunfels, TX, 5.00%, 2/1/32	795	849,450

5-to-15 Year Laddered Municipal Bond Portfolio
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New Waverly Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	$500	$ 498,145
New York, 5.00%, 3/15/31	3,000	3,350,160
New York City, NY:
5.00%, 8/1/32	5,000	5,534,800
5.00%, 8/1/34	1,500	1,616,625
5.25%, 10/1/39	2,000	2,151,200
Newport-Mesa Unified School District, CA, (Election of 2005):
0.00%, 8/1/35	3,435	1,939,367
0.00%, 8/1/37	6,580	3,347,114
Ohio:
5.00%, 3/1/35	2,160	2,361,377
5.00%, 5/1/35	500	547,130
Pasadena Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/39(2)	4,840	4,603,663
4.125%, 2/15/40(2)	3,575	3,424,099
Pasadena, TX:
4.00%, 2/15/28	500	505,870
4.00%, 2/15/29	150	151,616
4.00%, 2/15/30	440	443,938
4.00%, 2/15/31	650	653,659
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	890	739,501
Pennsylvania, 4.00%, 10/1/39	17,000	15,427,840
Pflugerville, TX:
5.00%, 8/1/33	1,000	1,088,590
5.00%, 8/1/36	1,365	1,457,247
Philadelphia, PA, 5.00%, 2/1/31	1,550	1,629,794
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	587,534
Redmond, WA, 5.00%, 12/1/36	1,455	1,581,541
Romeo Community Schools, MI, 5.00%, 5/1/30	700	733,306
Romulus, MI:
4.00%, 11/1/31	250	253,090
4.00%, 11/1/32	100	100,917
4.00%, 11/1/33	250	251,713
San Francisco Unified School District, CA, (Election of 2016), 5.00%, 6/15/34	1,665	1,812,869
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,429,018
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	454,802
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,063,690
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Stamford, CT:
2.00%, 8/15/33	$805	$ 596,376
4.00%, 8/1/27	265	270,014
Texas Public Finance Authority, 4.00%, 2/1/34	2,000	1,920,380
Tuloso-Midway Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/27	110	111,230
4.00%, 8/15/29	545	548,782
United Independent School District, TX:
4.00%, 2/15/33	350	345,916
4.00%, 2/15/34	535	527,617
4.00%, 2/15/36	580	553,123
4.00%, 2/15/37	600	560,484
Washington, 4.00%, 7/1/27	5,000	5,143,150
Westchester County, NY, 2.00%, 10/15/33	650	497,555
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	2,863,787
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	363,197
Yosemite Community College District, CA, (Election of 2004), 0.00%, 8/1/37	165	80,964
		$172,638,851
Hospital — 12.2%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):
5.00%, 4/1/31	$1,750	$ 1,800,942
5.00%, 4/1/33	2,925	2,992,187
Bexar County Hospital District, TX, 5.00%, 2/15/37	1,800	1,904,508
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	100	96,705
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	90	90,023
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	465	487,576
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 1.95% to 11/1/29 (Put Date), 1/15/48	4,500	3,948,165
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	347,978
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	93,948
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00%, 8/1/28	7,035	7,318,651
5.00%, 8/1/34	1,575	1,591,333
5.00%, 8/1/35	2,650	2,670,113

5-to-15 Year Laddered Municipal Bond Portfolio
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	$3,000	$ 3,120,720
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	350	329,739
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	1,000	855,880
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,000,960
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	518,685
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,017,980
5.00%, 11/15/32	1,000	1,014,230
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,048,020
5.00%, 10/1/31	1,500	1,531,140
5.00%, 10/1/32	2,000	2,038,140
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	875	887,259
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	370	373,408
Medford Hospital Facilities Authority, OR, (Asante Health System):
5.00%, 8/15/34	1,000	1,031,070
5.00%, 8/15/36	1,000	1,026,250
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	502,128
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,023,580
Montgomery County, OH, (Dayton Children's Hospital):
5.00%, 8/1/32	750	800,107
5.00%, 8/1/33	800	847,040
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group):
5.00%, 8/1/28	500	520,980
5.00%, 8/1/29	500	518,150
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/27	700	733,782
5.00%, 7/1/28	600	627,720
5.00%, 7/1/31	275	286,391
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	735	741,894
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	$700	$ 705,096
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/33	2,250	2,382,142
Public Finance Authority, WI, (Renown Regional Medical Center):
5.00%, 6/1/34	1,320	1,349,264
5.00%, 6/1/36	2,310	2,350,956
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,039,580
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	149,328
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	637,844
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,555	1,613,686
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	335	346,333
5.00%, 12/1/27	45	46,503
5.00%, 12/1/28	345	356,295
5.00%, 12/1/30	300	309,147
5.00%, 12/1/31	210	215,903
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 5.00%, 10/1/40	9,000	9,146,880
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,637,827
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	415,776
Wisconsin Health and Educational Facilities Authority, (Gundersen Health System), 4.00%, 10/15/33	425	402,063
		$ 72,842,005
Housing — 2.8%
Alaska Housing Finance Corp.:
Social Bonds, 5.00%, 6/1/32	$920	$ 976,359
Social Bonds, 5.00%, 12/1/32	940	995,554
Georgia Housing & Finance Authority, 3.65%, 12/1/32	185	174,908
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (GNMA/FNMA/FHLMC), 4.35%, 7/1/37	3,035	2,943,100
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
1.50%, 1/1/31	300	235,503
1.60%, 7/1/31	175	136,350
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	287,770

5-to-15 Year Laddered Municipal Bond Portfolio
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Minnesota Housing Finance Agency: (continued)
2019 Series A, 4.00%, 8/1/35	$440	$ 426,483
2019 Series C, 4.00%, 8/1/33	525	499,810
2019 Series C, 4.00%, 8/1/34	240	225,638
2019 Series C, 4.00%, 8/1/35	285	264,326
New York City Housing Development Corp., NY:
2.65%, 11/1/27	60	56,345
2.85%, 11/1/29	20	18,270
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA):
2.20%, 5/1/25	190	182,539
2.40%, 11/1/26	150	141,268
New York Mortgage Agency:
2.30%, 10/1/30	1,000	864,850
3.65%, 4/1/32	120	119,317
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,007,045
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,059	1,020,940
Virginia Housing Development Authority, 2.55%, 5/1/27	90	85,395
		$ 16,661,770
Industrial Development Revenue — 0.4%
Loudoun County Economic Development Authority, VA, (Loudoun County Public Facilities) , 5.00%, 12/1/34	$1,960	$ 2,128,815
		$ 2,128,815
Insured - Bond Bank — 1.7%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$10,855	$ 9,987,903
		$ 9,987,903
Insured - Education — 1.2%
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
(AGM), 5.00%, 10/1/33	$1,625	$ 1,767,155
(AGM), 5.00%, 10/1/33	500	529,025
(AGM), 5.00%, 10/1/34	1,250	1,314,900
(AGM), 5.00%, 10/1/35	800	839,576
Troy University, AL, (AGM), 5.00%, 11/1/35	1,000	1,041,230
University of Central Florida, (AGM), 4.00%, 10/1/34	1,805	1,784,351
		$ 7,276,237
Insured - Electric Utilities — 0.3%
Lubbock, TX, Electric Light & Power System Revenue, (AGM), 5.00%, 4/15/31	$645	$ 700,876
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project J), (AGM), 4.00%, 1/1/36	$310	$ 291,121
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project M):
(AGM), 4.00%, 1/1/36	435	408,509
(AGM), 4.00%, 1/1/37	470	436,752
		$ 1,837,258
Insured - General Obligations — 1.1%
Cattaraugus County, NY :
(AGM), 4.00%, 5/15/36	$960	$ 930,048
(AGM), 4.00%, 5/15/37	730	690,062
Fairfield, CA, (AGC), 0.00%, 4/1/37	5,000	2,472,300
Fort Bend County Municipal Utility District No. 58, TX:
(BAM), 3.00%, 4/1/26	10	9,647
(BAM), 3.00%, 4/1/32	360	317,606
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	705,580
Yonkers, NY:
(BAM), Series 2019A, 5.00%, 5/1/31	750	807,458
(BAM), Series 2019B, 5.00%, 5/1/31	825	888,203
		$ 6,820,904
Insured - Lease Revenue/Certificates of Participation — 0.2%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$ 104,003
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	175	181,008
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	637,978
		$ 922,989
Insured - Special Tax Revenue — 0.1%
North Houston Development Corp., TX, Tax Increment Contract Revenue, (AGM), 3.00%, 9/1/36	$880	$ 687,755
Vineyard Redevelopment Agency, UT, (AGM), 4.00%, 5/1/36	135	130,975
		$ 818,730
Insured - Transportation — 1.5%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	$275	$ 285,678
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/30	1,000	1,036,630
(AGM), 5.00%, 1/1/31	1,250	1,289,988
(AGM), 5.00%, 1/1/32	1,650	1,695,128
(AGM), 5.00%, 1/1/33	2,250	2,301,322

5-to-15 Year Laddered Municipal Bond Portfolio
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New Orleans Aviation Board, LA: (continued)
(AGM), 5.00%, 1/1/34	$2,485	$ 2,534,128
		$ 9,142,874
Insured - Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$ 258,782
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 2.00%, 10/1/32	320	253,046
(AGM), 2.00%, 10/1/34	30	21,959
		$ 533,787
Lease Revenue/Certificates of Participation — 3.0%
Aspen Fire Protection District, CO:
4.00%, 12/1/30	$235	$ 236,741
4.00%, 12/1/31	250	250,158
4.00%, 12/1/32	205	205,195
Broward County School Board, FL, 5.00%, 7/1/29	500	522,680
California Public Works Board, 4.00%, 5/1/36	880	854,638
Colorado Department of Transportation:
5.00%, 6/15/30	350	365,586
5.00%, 6/15/31	310	323,590
Colorado, (Building Excellent Schools Today), 5.00%, 3/15/33	1,150	1,240,126
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/29	3,000	3,133,800
5.00%, 6/1/30	3,000	3,125,670
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	658,158
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	440,791
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,544,574
Palm Beach County School Board, FL, 5.25%, 8/1/39	3,000	3,133,680
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	519,395
Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,127,015
		$ 17,681,797
Other Revenue — 10.2%
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 2.20%, 11/1/38(3)	$5,300	$ 5,300,000
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Knoxville, TN, Gas System Revenue, 4.00%, 3/1/33	$3,245	$ 3,220,338
Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City), 5.00%, 12/1/34	2,425	2,532,597
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	527,055
5.00%, 4/1/29	275	288,970
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/29 (Put Date), 9/1/52	23,115	21,315,266
5.00% to 6/1/29 (Put Date), 12/1/52	5,500	5,398,855
New York City Cultural Resources Trust, NY, (Carnegie Hall):
5.00%, 12/1/27	100	106,547
5.00%, 12/1/29	325	352,394
5.00%, 12/1/31	250	270,950
5.00%, 12/1/32	550	594,770
5.00%, 12/1/33	200	215,470
5.00%, 12/1/34	300	322,236
5.00%, 12/1/35	700	750,582
New York City Educational Construction Fund, NY, 5.00%, 4/1/29	2,765	2,985,813
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,134,518
San Antonio, TX, Electric and Gas Systems Revenue, 2.00% to 12/1/27 (Put Date), 2/1/49	4,000	3,625,320
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	11,500	10,799,190
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,034,530
		$ 60,775,401
Senior Living/Life Care — 1.4%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,655	$ 1,646,559
4.00%, 1/1/31	250	246,713
4.00%, 1/1/32	350	342,083
4.00%, 1/1/33	600	580,050
4.00%, 1/1/34	685	659,559
4.00%, 1/1/35	615	575,117
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	50,602
5.00%, 11/15/30	910	916,598

5-to-15 Year Laddered Municipal Bond Portfolio
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	$100	$ 102,441
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,054,313
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	316,851
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	926,070
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	280	281,764
Series 2016A, 5.00%, 10/1/31	675	678,058
		$ 8,376,778
Special Tax Revenue — 9.9%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/26	$200	$ 202,098
5.00%, 5/1/27	450	454,716
5.00%, 5/1/28	575	580,307
5.00%, 5/1/29	550	553,768
5.00%, 5/1/30	650	649,721
5.00%, 5/1/31	675	669,688
5.00%, 5/1/32	725	715,343
Connecticut, Special Tax Obligation, (Transportation Infrastructure):
5.00%, 7/1/29(2)	2,565	2,793,182
5.00%, 7/1/34(2)	1,000	1,084,620
Connecticut, Special Tax Revenue, 4.00%, 5/1/36	2,640	2,516,131
Downtown Smyrna Development Authority, GA, 4.00%, 2/1/35	360	353,120
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/29	900	938,349
5.00%, 4/1/30	950	988,931
5.00%, 4/1/31	895	934,890
5.00%, 4/1/32	735	767,516
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/35	2,235	2,121,171
4.00%, 5/1/36	1,925	1,816,084
4.00%, 11/1/36	1,000	940,570
5.00%, 8/1/33	1,190	1,215,764
5.00%, 8/1/35	3,000	3,183,930
5.25%, 11/1/37	2,750	2,952,070
2022 Series B, 4.00%, 11/1/37	5,365	4,982,475
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue: (continued)
2022 Series C, 5.00%, 2/1/36	$3,310	$ 3,492,944
2022 Series D, 4.00%, 11/1/37	5,660	5,256,442
2022 Series F, 5.00%, 2/1/36	1,000	1,055,270
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/36	1,000	946,020
4.00%, 2/15/37	6,950	6,491,300
5.00%, 3/15/37	3,000	3,177,870
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	1,861,542
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	2,885	2,766,571
4.00%, 3/15/39	2,900	2,649,788
		$ 59,112,191
Transportation — 10.8%
Central Texas Regional Mobility Authority:
4.00%, 1/1/34	$70	$ 65,983
5.00%, 1/1/27	2,140	2,196,303
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/28	150	153,917
5.00%, 1/1/29	150	153,605
5.00%, 1/1/30	500	510,945
5.00%, 1/1/31	1,000	1,019,830
5.25%, 1/1/28	2,905	3,075,959
5.25%, 1/1/29	3,060	3,237,725
5.25%, 1/1/30	1,000	1,056,400
5.25%, 1/1/31	1,000	1,054,460
5.25%, 1/1/32	2,565	2,677,629
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	840	858,631
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,511,001
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	517,485
Hawaii, Highway Revenue, 5.00%, 1/1/31	805	871,332
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	182,630
5.00%, 12/1/32	350	363,101
Massachusetts Bay Transportation Authority, 4.00%, 7/1/36	2,900	2,770,834
Massachusetts Department of Transportation, 5.00%, 1/1/30	4,135	4,463,608
Metropolitan Transportation Authority, NY:
2.467%, (67% of SOFR + 0.43%), 11/1/26(1)	1,980	1,905,869

5-to-15 Year Laddered Municipal Bond Portfolio
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Transportation Authority, NY: (continued)
5.00%, 11/15/41	$415	$ 415,261
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	157,394
North Texas Tollway Authority:
4.125%, 1/1/39	6,000	5,566,140
5.00%, 1/1/37	1,500	1,584,990
Pennsylvania Turnpike Commission:
5.00%, 12/1/35	500	521,410
5.00%, 12/1/36	1,165	1,217,472
(LOC: TD Bank, N.A.), 2.22%, 12/1/39(3)	10,000	10,000,000
Port Authority of New York and New Jersey:
4.00%, 7/15/36	1,390	1,308,296
5.00%, 9/1/34	3,595	3,778,021
Port of Seattle, WA:
5.00%, 3/1/27	100	102,652
5.00%, 3/1/29	250	256,228
Portland, ME, Airport Revenue:
Green Bonds, 5.00%, 1/1/29	225	236,423
Green Bonds, 5.00%, 1/1/31	370	388,800
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/28	1,370	1,444,377
5.00%, 7/1/31	300	314,475
5.00%, 7/1/32	660	686,380
5.00%, 7/1/33	600	618,948
5.00%, 7/1/34	450	460,931
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
5.00%, 5/1/35	1,950	2,038,120
5.00%, 5/1/36	1,710	1,777,630
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	2,920	3,065,504
		$ 64,586,699
Water and Sewer — 4.4%
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 2.22% , 11/1/28(3)	$3,295	$ 3,295,000
Fort Worth, TX, Water and Sewer System Revenue, 5.00%, 2/15/34	4,015	4,369,926
Hillsborough County, FL, Wastewater Impact Fee, 5.00%, 5/1/29	1,220	1,303,179
Indiana Finance Authority, (CWA Authority, Inc.), 4.00%, 10/1/36	1,475	1,391,633
Louisville & Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	275	259,977
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	$575	$ 583,481
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,700	1,696,855
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	524,955
Portland, OR, Sewer System Revenue, 3.00%, 3/1/37	860	691,535
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	609,186
4.00%, 11/1/30	670	679,789
Salt Lake City, UT, Public Utilities Revenue, 4.00%, 2/1/37	2,600	2,437,578
Southeast Energy Authority A Cooperative District, AL, 4.00% to 12/1/31 (Put Date), 12/1/51	2,950	2,657,537
Spotsylvania County, VA, Water and Sewer System Revenue, 3.00%, 12/1/31	1,315	1,204,330
Texas Water Development Board, 4.00%, 8/1/35	4,115	3,976,859
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	405	426,761
		$ 26,108,581
Total Tax-Exempt Municipal Obligations (identified cost $629,895,131)		$589,741,293

Short-Term Investments — 3.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(4)	23,481,417	$ 23,481,417
Total Short-Term Investments (identified cost $23,481,417)		$ 23,481,417
Total Investments — 102.9% (identified cost $653,376,548)		$613,222,710
Other Assets, Less Liabilities — (2.9)%		$(17,368,040)
Net Assets — 100.0%		$595,854,670
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2022.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2022.

5-to-15 Year Laddered Municipal Bond Portfolio
October 31, 2022
Portfolio of Investments (Unaudited) — continued

(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.
At October 31, 2022, the concentration of the Portfolio’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	14.9%
Texas	13.9%
Others, representing less than 10% individually	70.2%
The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2022, 6.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 5.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Portfolio did not have any open derivative instruments at October 31, 2022.
Investments in Affiliated Funds
At October 31, 2022, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $23,481,417, which represents 3.9% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended October 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$ —	$271,378,451	$(247,897,034)	$ —	$ —	$23,481,417	$324,378	23,481,417
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$589,741,293	$ —	$589,741,293
Short-Term Investments	23,481,417	—	—	23,481,417
Total Investments	$23,481,417	$589,741,293	$ —	$613,222,710

5-to-15 Year Laddered Municipal Bond Portfolio
October 31, 2022
Portfolio of Investments (Unaudited) — continued

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.